Schedule of principal subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
BeLive Technology Group Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities	Investment holding
Country of business/incorporation	British Virgin Islands
BeLive Technology Pte. Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities	Development of other software and programming activities
Country of business/incorporation	Singapore
BeLive Technology Vietnam Company Ltd [member]
IfrsStatementLineItems [Line Items]
Principal activities	Computer programming and system administration
Country of business/incorporation	Vietnam